Non-current financial assets	12 Months Ended
Dec. 31, 2022
Disclosure of financial assets [abstract]
Non-current financial assets	Non-current financial assets
Accounting policies
Non-current financial assets are recognized and measured in accordance with IFRS 9 – Financial Instruments.
No non-current financial assets are estimated at fair value through other comprehensive income (OCI).
Pursuant to IFRS 9 – Financial Instruments, financial assets are classified in three categories according to their nature and the intention of management:
•Financial assets at fair value through profit and loss;
•Financial assets at fair value through other comprehensive income; and
•Financial assets at amortized cost.
All regular way purchases and sales of financial assets are recognized at the settlement date.

Financial assets at fair value through profit or loss
This category includes marketable securities, cash and cash equivalents. They represent financial assets held for trading purposes, i.e., assets acquired by the Company to be sold in the short-term. They are measured at fair value and changes in fair value are recognized in the consolidated statements of operations as financial income or expense, as applicable.
Financial assets at amortized cost
This category includes other financial assets (non-current), trade receivables (current) and other receivables and related accounts (current). Other financial assets (non-current) include advances and security deposits and guarantees granted to third parties as well as term deposits and restricted cash, which are not considered as cash equivalents.
They are non-derivative financial assets with fixed or determinable payments that are not listed on an active market. They are initially recognized at fair value plus transaction costs that are directly attributable to the acquisition or issue of the financial asset, except trade receivables that are initially recognized at the transaction price as defined in IFRS 15.
After initial recognition, these financial assets are measured at amortized cost using the effective interest rate method when both of the following conditions are met:
•The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
•The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Gains and losses are recorded in the consolidated statements of operations when they are derecognized, subject to modification of contractual cash flows and/or impaired.
IFRS 9 – Financial Instruments requires an entity to recognize a loss allowance for expected credit losses on a financial asset at amortized cost at each Statement of Financial Position date. The amount of the loss allowance for expected credit losses equals: (i) the 12 - month expected credit losses or (ii) the full lifetime expected credit losses. The latter applies if credit risk has increased significantly since initial recognition of the financial instrument. An impairment is recognized, where applicable, on a case–by–case basis to take into account collection difficulties which are likely to occur based on information available at the time of preparation of the financial statements.
Disputed receivables are written-off when certain and precise evidence shows that recovery is impossible, and existing credit loss allowance are released.
Financial assets are monitored for any indication of impairment. Under IFRS 9, the impairment model is based on the accounting on expected credit losses during the life of the financial assets. A financial asset is impaired if its credit risk, determined with both historic and prospective data, increased significantly since its initial booking. The loss will impact the net income (loss) recorded to the statement of operations.

Detail of non-current financial assets
The change in non-current financial assets breaks down as follows:

(in thousands of euros)	Liquidity contract - Cash account(1)	Security deposits paid	Total
Net book value as of December 31, 2021	98	421	519
Additions	—	—	—
Decreases	(97)	(133)	(230)
Reclassification	—	—	—
Currency translation adjustments	—	3	3
Net book value as of December 31, 2022	—	291	291
(1)See note 10.2 Treasury shares
In 2022, non-current financial assets decreased by €227 thousand compared to 2021.
The €97 thousand decrease of the Liquidity contract – Cash account corresponds to termination of the liquidity agreement with Gilbert Dupont effective on December 20, 2022. See Note 4 - Significant Transactions.
In 2022, the security deposits paid decreased by €133 thousand, mainly due to a €176 thousand credit note received from the Paris office lessor for a deposit overpayment.
In 2021, the security deposits paid increased by €20 thousand, mainly due to a €9 thousand deposit paid in connection with a new Nanobiotix Corp headquarters’ lease contract in Cambridge, Massachusetts, United States.